HEDGE ACCOUNTING - Changes in the fluctuation (Details)	12 Months Ended
	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / $
Disclosure of detailed information about hedges [abstract]
Value of US 1	4,409.15	4,409.15	3,822.05	3,822.05	4,810.2	4,810.2
Variation	587.1	587.1	(988.15)	(988.15)	829.04	829.04